Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Pension Benefits (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Fair Value of Plan Assets During the Year:
Employer contributions			$ 21.1
Amounts recognized in Consolidated Balance Sheets
Noncurrent liability	$ 124.6		152.4	$ 182.1
Defined Benefit Pension Plan [Member]
Change in Projected Benefit Obligation During the Year:
Beginning balance	593.0	$ 605.9	605.9	636.0
Service cost			0.0	0.0
Interest cost	12.3	12.9	17.2	18.2	$ 23.3
Actuarial loss			20.3	4.3
Benefits paid and plan expenses			(50.4)	(52.6)
Ending balance			593.0	605.9	636.0
Change in Fair Value of Plan Assets During the Year:
Beginning balance	$ 438.6	$ 416.4	416.4	410.1
Actual return on plan assets			49.6	20.5
Employer contributions			23.0	38.4
Benefits paid and plan expenses			(50.4)	(52.6)
Ending balance			438.6	416.4	$ 410.1
Funded status of plans			(154.4)	(189.5)
Amounts recognized in Consolidated Balance Sheets
Current liability			20.3	27.1
Noncurrent liability			134.1	162.4
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax			$ 151.4	$ 167.2